Consolidated statements of income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Interest income:
Deposits	$ 1,545		$ 1,526		$ 1,876
Trading assets	0		0		69
Investment securities:
Available-for-sale	8,115		7,655		5,675
Held-to-maturity	1,142		842		721
Investment funds	20		2,301		880
Loans	201,908		192,979		183,216
Total interest income	212,730		205,303		192,437
Interest expense:
Deposits	11,245		12,381		12,944
Investment funds	37		1,844		109
Short-term borrowings and debt	23,893		26,944		20,673
Long-term borrowings and debt	36,424		41,042		53,734
Total interest expense	71,599	[1]	82,211	[1]	87,460	[1]
Net interest income	141,131	[1]	123,092	[1]	104,977	[1]
Reversal of provision (provision) for loan losses	(6,895)		1,598		8,343
Net interest income, after reversal of provision (provision) for loan losses	134,236		124,690		113,320
Other income (expense):
Reversal of provision (provision) for losses on off-balance sheet credit risk	(1,627)		(381)		4,046
Fees and commissions, net	17,502		13,669		10,021
Derivative financial instruments and hedging	106		353		71
Recoveries, net of impairment of assets	7	[1]	108	[1]	0	[1]
Net gain on sale of securities available-for-sale	1,871		1,522		6,030
Net gain on sale of loans	2,546		588		1,147
Net gain (loss) on foreign currency exchange	766		(3,834)		(10,525)
Gain on sale of premises and equipment	0	[1]	0	[1]	5,626	[1]
Other income, net	1,744		1,644		1,839
Net other income	25,931		10,188		36,500
Operating expenses:
Salaries and other employee expenses	31,339		31,702		33,171
Depreciation and amortization of equipment and leasehold improvements	2,487		2,747		2,269
Professional services	5,177		4,010		4,053
Maintenance and repairs	1,544		1,529		1,936
Expenses from investment funds	416		2,589		2,953
Other operating expenses	12,739		11,729		11,432
Total operating expenses	53,702	[1]	54,306	[1]	55,814	[1]
Net income from continuing operations	106,465		80,572		94,006
Net loss from discontinued operations	0		(4)		(681)
Net income	106,465		80,568		93,325
Net income (loss) attributable to the redeemable noncontrolling interest	(475)		(4,185)		293
Net income attributable to Bladex stockholders	106,940	[1]	84,753	[1]	93,032	[1]
Amounts attributable to Bladex stockholders:
Net income from continuing operations	106,940		84,757		93,713
Net loss from discontinued operations	0	[1]	(4)	[1]	(681)	[1]
Net income attributable to Bladex stockholders	106,940	[1]	84,753	[1]	93,032	[1]
Earning per share from continuing operations:
Basic (in dollars per share)	$ 2.76		$ 2.21		$ 2.48
Diluted (in dollars per share)	$ 2.75		$ 2.20		$ 2.47
Loss per share from discontinued operations:
Basic (in dollars per share)	$ 0		$ 0.00		$ (0.02)
Diluted (in dollars per share)	$ 0		$ 0.00		$ (0.02)
Earning per share:
Basic (in dollars per share)	$ 2.76		$ 2.21		$ 2.46
Diluted (in dollars per share)	$ 2.75		$ 2.20		$ 2.45
Weighted average basic shares (in shares)	38,693		38,406		37,824
Weighted average diluted shares (in shares)	38,839		38,533		37,938
Investment fund trading [Member]
Other income (expense):
Fees and commissions, net			567		2,588
Net gain (loss) from trading	3,409		(6,702)		7,011
Trading Securities [Member]
Other income (expense):
Net gain (loss) from trading	$ (393)		$ 3,221		$ 11,234

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.